Condensed Financial Information (Parent Company Only) - Condensed Statements of Operations and Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Income Statements Captions [Line Items]
Revenue	$ 518,811	$ 498,700	$ 567,604
Cost of revenue	191,448	176,250	211,857
Operating expenses	371,927	350,662	401,516
Loss before income taxes	(44,564)	(28,212)	(45,769)
Provision for/(benefit from) income taxes	7,044	7,865	(6,013)
Net loss	(86,079)	(83,733)	(91,761)
Other comprehensive income/(loss):
Foreign currency translation (loss)/gain	(2,793)	1,165	1,376
Comprehensive loss	(88,872)	(82,568)	(90,385)
Cvent Holding Corp.
Condensed Income Statements Captions [Line Items]
Revenue	0	0	0
Cost of revenue	0	0	0
Operating expenses	351	0	0
Other income/(expense), net	0	0	0
Loss before income taxes	(351)	0	0
Provision for/(benefit from) income taxes	0	0	0
Equity in net loss of subsidiaries	(85,728)	(83,733)	(91,761)
Net loss	(86,079)	(83,733)	(91,761)
Other comprehensive income/(loss):
Foreign currency translation (loss)/gain	(2,793)	1,165	1,376
Comprehensive loss	$ (88,872)	$ (82,568)	$ (90,385)